Acquisitions and Disposals (Details) $ in Thousands			1 Months Ended	4 Months Ended	12 Months Ended
	Jun. 09, 2020	Aug. 08, 2019	Dec. 17, 2018 ARS ($)	Dec. 11, 2019	Jun. 30, 2020 ARS ($)	Jun. 30, 2019	Feb. 14, 2019 ARS ($)	Dec. 17, 2018 $ / shares	Dec. 17, 2018 ARS ($) shares	Oct. 08, 2018 $ / shares shares	Jul. 11, 2018 $ / shares	Jul. 11, 2018 ARS ($) shares	Dec. 18, 2012 $ / shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Par value per share | $ / shares													$ 0.1
Description of recapitalization agreement		(i) to make a public offer to subscribe Class A preferred shares at a subscription price of USD 1.00 per TGLT share; (ii) to make a public offering of new Class B preferred shares which may be subscribed by (a) the exchange for ordinary shares of TGLT, at an exchange ratio of one Class B preferred share for every 6.94 ordinary shares of the Company and / or (b) the exchange for convertible notes, at an exchange ratio of a Class B preferred share for each USD 1.00 of convertible notes (including accumulated and unpaid interests under the existing convertible notes); and (iii) to grant an option to subscribe new Class C preferred shares in a public offer for cash to be carried out if: (a) the public offer of Class A and Class B preferred shares are consummated and (b) a minimum number of option holders have exercised that option at a subscription price per Class C preferred share of USD 1.00 (or its equivalent in pesos).
Ownership percentage				100.00%
Catalinas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Description of assets						The Company’s Board of Directors has approved the acquisition from its parent company IRSA of 14,213 sqm of gross leasable area of the building under development called "Catalinas" in the City of Buenos Aires.
La Malteria S.A. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital contribution												$ 100
Number of shares issued | shares												100,000
Par value per share | $ / shares											$ 1
Number of shares subscribed | shares												95,000
Number of remaining shares subscribed | shares												5,000
Ownership percentage					100.00%
Ownership amount					$ 24,000
Pareto - Constitution [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital contribution									$ 16,500
Number of shares issued | shares										100,000
Par value per share | $ / shares								$ 1		$ 1
Paid in capital per share | shares									5,045.75
Additional paid-in capital									$ 101,600
Percentage of shareholding acquire										65.00%
Percentage of shareholding owned			69.96%
Consideration paid			$ 600
Tarshop - Sale [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loss of transaction amount							$ 177,100
Acquisition of Catalinas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Description of assets						The building consists of 35,208 sqm of gross leasable area in 30 office floors and 316 parking lots in 4 basements and is currently under construction. The price of the transaction was established in the fixed amount of USD 60.3 million. Previously, the Company had adquired 16,194 sqm from IRSA, Accordingly, after completing the transaction mentioned above, the Company will have adquired the total of 30,407 sqm of gross leasable area, equivalent to a total 86.37% of the building's gross leaseble area.
Sale of Catalinas Tower building [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Description of assets	IRSA Propiedades Comerciales signed with an unrelated third party the transfer of the right to deed with the delivery of possession of two medium-height floors of the tower under construction "200 Della Paolera" located in Catalinas District in the Autonomous City of Buenos Aires for a total area of approximately 2,430 square meters and 16 parking lots located in the building. The price of the transaction was ARS 1,165 million (USD 16.9 million).